ABERDEEN FUNDS

                          ABERDEEN HEALTH SCIENCES FUND

SUPPLEMENT TO THE ABERDEEN FUNDS EQUITY SERIES PROSPECTUS DATED FEBRUARY 28, 2009 FOR ABERDEEN HEALTH SCIENCES FUND

THE FOLLOWING REPLACES THE "AVERAGE ANNUAL TOTAL RETURNS" CHART AND FOOTNOTES AND THE PARAGRAPH PRIOR TO THE CHART ON PAGES 10-11 OF THE PROSPECTUS THAT INCLUDES THE ABERDEEN HEALTH SCIENCES FUND:

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2008

----------------------------- ----------------------- ------------------------- -------------------------
                                                                                         Since
                                                                                       Inception
                                      1 Year                  5 Years               (Dec. 29, 2000)
----------------------------- ----------------------- ------------------------- -------------------------
Class A shares -Before Taxes         -30.67%                   -1.41%                    0.46%
----------------------------- ----------------------- ------------------------- -------------------------
Class A shares -After Taxes
     on Distributions                -30.67%                   -2.44%                    -0.36%
----------------------------- ----------------------- ------------------------- -------------------------
Class A shares -After Taxes
     on Distributions and
     Sale of Shares                  -19.94%                   -1.57%                    0.13%
----------------------------- ----------------------- ------------------------- -------------------------
Class B shares -Before Taxes         -30.46%                   -1.19%                    0.56%
----------------------------- ----------------------- ------------------------- -------------------------
Class C shares -Before
     Taxes (2),(3)                   -27.61%                   -0.87%                    0.55%
----------------------------- ----------------------- ------------------------- -------------------------
Class R shares -Before
     Taxes(3)                        -26.49%                   -0.38%                    0.86%
----------------------------- ----------------------- ------------------------- -------------------------
Institutional Service Class
     shares - Before Taxes           -26.15%                   0.03%                     1.48%
----------------------------- ----------------------- ------------------------- -------------------------
Institutional Class shares
     - Before Taxes(4)               -26.13%                   0.11%                     1.53%
----------------------------- ----------------------- ------------------------- -------------------------
S&P North American Health
     Care Sector Index(TM)(5)           -23.59%                   0.77%                   -1.46%(6)
----------------------------- ----------------------- ------------------------- -------------------------

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.
2 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charge.

3 Returns before the first offering of Class C shares (September 20, 2002) and Class R shares (December 30, 2003) by the Predecessor Fund are based on the previous performance of Class B shares of the Predecessor Fund. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C and Class R shares would have produced because all classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect any lower expenses.
4 Returns before the first offering of Institutional Class shares (June 29, 2004) by the Predecessor Fund are based on the previous performance of Institutional Service Class shares of the Predecessor Fund. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.
5 The S&P North American Health Care Sector Index(TM) is an unmanaged, market capitalization-weighted index that is generally representative of the stocks in the health care sector. The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.
6 The Index reports returns on a monthly basis as of the last day of the month. Therefore, performance information shown for the Index is since December 31, 2000.


THIS SUPPLEMENT IS DATED November 27, 2009

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.